UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 170.1	$ 138.1
Adjustments for:
Depreciation and amortization	102.6	77.7
Impairment losses	0.7	0.3
Share-based payment expense	12.7	6.5
Other non-cash valuation losses	0.2	0.0
Interest income	(2.7)	(1.5)
Interest expense	24.9	22.0
Foreign currency exchange losses/(gains), net & other finance costs	7.8	(3.9)
Loss on debt extinguishment	50.5	0.0
Income tax expense	70.5	59.5
Changes in:
Inventories	(79.1)	(26.2)
Accounts receivables	99.1	66.7
Prepaid expenses and other assets	(24.6)	4.5
Accounts payables	(53.5)	(71.4)
Other liabilities	(111.5)	(39.4)
Cash generated from operating activities	267.7	232.9
Interest paid	(39.2)	(35.6)
Interest received	2.7	4.1
Income taxes paid	(59.7)	(37.7)
Net cash flows from operating activities	171.5	163.7
NET CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(74.1)	(41.1)
Acquisition of intangible assets	(11.7)	(26.6)
Acquisition of right-of-use assets	(3.5)	(1.5)
Net cash flows used in investing activities	(89.3)	(69.2)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from share issuance, net of issuance costs	836.5	0.0
Repayment for redemption of debt securities	(800.0)	0.0
Repayment of debt premium	(43.1)	0.0
Proceeds from short-term borrowings from financial institutions	3.5	0.0
Repayments of short-term borrowings from financial institutions	(3.5)	0.0
Proceeds from exercise of share options	3.9	10.9
Payments of lease liabilities	(43.0)	(25.5)
Payments of debt issuance costs	0.0	(0.5)
Settlements of forward contracts and balance sheet hedges	(1.3)	(12.2)
Release of derivative contract collateral	0.0	1.5
Other financing items	(0.3)	(1.6)
Net cash flows used in financing activities	(47.3)	(27.4)
CHANGE IN CASH AND CASH EQUIVALENTS	34.9	67.1
Cash and cash equivalents
Cash and cash equivalents at period end	683.7	422.1
Translation differences	(3.5)	9.6
Cash and cash equivalents at the beginning of the period	652.3	345.4
NON-CASH INVESTING ACTIVITIES
Change in capital expenditures in accounts payable and other current liabilities	$ (28.7)	$ (31.5)